Filed pursuant to Rule 497(e)

Registration Nos. 333-265972; 811-23812

Clough Hedged Equity ETF (CBLS) and Clough Select Equity ETF (CBSE)

(the “Funds”)

(NYSE Arca)

Each a series of Elevation Series Trust (the “Trust”)

Supplement Dated February 24, 2025 to the

Funds’ Statement of Additional Information (“SAI”), dated January 16, 2025

Effective February 24, 2025, Clough Capital Partners L.P.’s Proxy Voting Policies and Procedures located in Appendix A of the SAI shall be deleted and replaced in its entirety with the following:

Procedure Name:	Proxy Voting Procedures & Proxy Voting Guidelines
Related Policy:	Proxy Voting
Effective Date	June 15, 2004, revised February 14, 2025
Responsible Person:	Proxy Voting Administrator

Detailed Procedures:

1.0 Proxy Voting in General

Proxy votes for client accounts of Clough Capital will be handled by the Proxy Voting Administrator (the “Administrator”) who will coordinate all required proxy votes through ProxyEdge, a Broadridge Financial Solutions product (“Broadridge”). ProxyEdge will be used to vote proxies according to the attached guidelines (Appendix A). Proxy Disclosure, another Broadridge product, will be used to prepare the information required in order for Paralel to make the required filings for the closed-end funds using an xml format which is required by the SEC to file in EDGAR, and then store the records for the required period of time. For the exchange-traded funds (the “ETFs”) Paralel will make the required filings, also using Proxy Disclosure. Finally, proxy voting on say-on-pay and other compensation-related votes, as well as environmental, social, or governance (“ESG”) proposals for Clough Capital’s private funds and separately managed funds will also be prepared using Proxy Disclosure. For issues not addressed by the Proxy Voting Guidelines, or for those issues where a determination is made by one of the persons listed in section 4.0 that a vote according to the established Guidelines would not be in the economic interest of a client account, the Administrator will refer the matter to the Compliance Committee for resolution.

1.1 Use of Proxy Edge for Voting

ProxyEdge is an electronic voting service that helps simplify the management of proxies. The system manages the process of meeting notifications, voting, tracking, reporting, and record maintenance. ProxyEdge allows Clough Capital to manage, track, reconcile and report proxy voting through electronic delivery of ballots, online voting, and integrated reporting and recordkeeping to help satisfy SEC requirements. ProxyEdge provides proxy information through an automated electronic interface based on share positions provided directly to Broadridge by the client’s custodian, bank or broker-dealer.

2.0 Proxy Voting Administrator

The duties of the Administrator will include the following:

  For new client accounts, confirm that Clough Capital will be voting proxies on the client’s behalf, then contact Broadridge to coordinate an electronic feed of securities holdings from the client’s custodian to ProxyEdge
  Gather any physical proxies, if any, sent to Clough Capital for each of the securities held by a client account or fund and double check that they have been voted in ProxyEdge
  Log on to the Proxy Edge system (www.proxyedge.com) to vote the proxies if they have not been voted
  Submit proxies that are not addressed in the Guidelines to PM’s/Analysts for their opinion
  Run a proxy voting record for votes cast for the Clough Capital closed-end funds on a quarterly basis to send to Paralel Fund Compliance
  Run a proxy voting report for votes cast by the Clough Capital ETFs on a quarterly basis to send to Paralel Fund Compliance
  Request that the Chief Compliance Officer (“CCO”) run a full year report in xml format from Proxy Disclosure for the closed-end funds & ETFs at end of each proxy year (July 1st to June 30th) and send to Paralel to complete the Form N-PX for filing with SEC by August 31st (this may also be done by the Director of Compliance and Risk)

3.0 Proxy Voting Record Required

The following information must be recorded and saved by ProxyEdge for each proxy vote of each security:

  Name of the issuer of the portfolio security
  Exchange ticker symbol of the portfolio security
  CUSIP for the portfolio security (if available)
  Shareholder meeting date
  Brief identification of matter voted on
  Whether the matter is proposed by issuer or a security holder
  Whether fund cast its vote on the matter
  How the fund cast its vote (for/against/abstain)
  Whether fund cast its vote for or against the management position on the issue

This information is required to be filed with the SEC electronically via Form N-PX for all registered investment companies (mutual funds) no later than August 31 for the most recent 12-month period ended June 30. This will be done by the fund’s administrator, Paralel, for the closed-end funds and the ETFs sponsored by Clough Capital, but Paralel will need this information from Clough through Proxy Disclosure. The information also needs to be sent to Paralel to post to the appropriate CEF or ETF website so it is available upon request by shareholders.

4.0 Contradiction to Proxy Voting Guidelines

For the proxy issues outlined in the attached Proxy Voting Guidelines, the Clough Capital voting position will generally be as listed, and these will be the default votes in ProxyEdge, unless an analyst, trader, or portfolio manager of the firm believes that voting a particular proxy in accordance with the stated guideline would not be in the best economic interests of a client account, in which case that person should bring the matter to the attention of the Administrator. The Administrator will then refer the matter to the Compliance Committee for resolution, at which time the Administrator can log on to ProxyEdge and over-ride the default voting option, if necessary. Votes in contradiction to the established Proxy Voting Guidelines will be documented in an appropriate memo to file by the Chief Compliance Officer (the “CCO”).

4.1 Votes on Issues not listed in the Proxy Voting Guidelines

If a proxy vote is received and the Administrator cannot find the particular issue to be voted on the Proxy Voting Guidelines, then the Administrator must summarize the issue and then bring it to the attention of the analyst covering that industry and the relevant portfolio manager for consideration. Once there has been a determination made as to how to vote the issue, the Administrator should update the Proxy Voting Guidelines for guidance on future, similar issues.

5.0 Proxy Disclosure

Proxy Disclosure is a Broadridge application that takes proxy voting records from Proxy Edge and organizes and formats them in xml for filing with the SEC on EDGAR. The SEC now requires mutual funds (open-end, closed-end, and exchange-traded funds) to report proxies based on certain categories, including compensation-based (so-called say-on-pay votes) and ESG proposals. Investment advisers to private funds and separately managed accounts for which they have been given proxy voting authority must also file reports showing how the adviser voted on these issues.

6.0 Record Keeping Requirements

Clough Capital must keep accurate books and records, including those relating to proxy voting. The records that must be maintained in accordance with the Record Keeping Policy are listed under Records Produced below. The Administrator will be responsible for ensuring that the records listed are maintained.

Records Produced:
  Proxy statements received regarding client securities
  Records of votes cast on behalf of clients (Reports from ProxyEdge)
  Information gathered for the filing of Form N-PX using an xml format
  Form N-PX filed by August 31st of each year for preceding year ended June 30th
  Records of client requests for proxy voting information, if any are sent to Clough Capital
  Any documents prepared by Clough Capital that were material to making a decision how to vote or that memorialized the basis for the decision

Evidence of Supervision:

On a quarterly basis, the CCO will examine the proxy voting records in ProxyEdge and ensure that all proxies were voted in accordance with the Policy and documented accordingly, including any votes that presented a potential or actual conflict of interest. This information will be supplied to the Fund CCO as part of the Quarterly Compliance Certification.

Record Keeping:	Records will be maintained for 2 years on site and 3 years offsite, except for records for registered mutual funds, which will be maintained for 2 years on site and 4 years offsite.

Appendix A

Proxy Voting Guidelines

For the following proxy issues, the Clough Capital voting position will generally be as listed, unless an analyst, trader, or portfolio manager of the firm believes that voting a particular proxy in accordance with the stated guideline would not be in the best economic interests of a client account, in which case that person should bring the matter to the attention of the Proxy Voting Administrator. The Administrator will then refer the matter to the Compliance Committee for resolution as outlined in the Proxy Voting Procedures.

Category of Issue	Issue	Clough Position	Rationale/Reasoning
Board of Directors	Election of Directors	Support Management Recommendations	Where no corporate governance issues are implicated
	Changes in Board of Directors (removals of directors; filling of vacancies; fixing size of board)	Support Management Recommendations	Management in best position to know if best for company
	Other Issues (e.g. Classified Board; Liability of Board; Qualification of Directors)	Generally Support Management Recommendations	So long as in best economic interests of clients

Capital Structure	Increase in common stock	Support Management Recommendations	Management in best position to know if best for company
	Reclassification of common stock	Support Management Recommendations	Management in best position to know if best for company
	Other Issues (e.g. Additional Shares; Stock Splits; Repurchases, etc.)	Generally Support Management Recommendations	So long as in best economic interests of clients

Corporate Governance	Addition or amendment of indemnification provisions in company’s charter or by-laws	Support Management Recommendations	Management in best position to know if best for company
	Other issues (e.g. Confidential Voting; Cumulative Voting; Supermajority Requirements)	Generally Support Management Recommendations	So long as in best economic interests of clients

Compensation	Compensation of Outside Directors	Support Management Recommendations	Management in best position to know if best for company
	Other Issues (e.g. Executive/Director stock option plans; Employee Stock Option Plans; Option Expensing)	Generally Support Management Recommendations	So long as in best economic interests of clients

Anti-Takeover Provisions	Shareholder rights plans (“Poison Pills”) (shareholder approval of or ratification of these types of plans)	Generally Support Management Recommendations	So long as in best economic interests of clients
	Other Issues (e.g. Reincorporation plans; Fair- Price Proposals, etc.)	Generally Support Management Recommendations	So long as in best economic interests of clients

Mergers & Acquisitions	Special corporate transactions (takeovers; spin-offs; sales of assets; reorganizations; restructurings; recapitalizations)	Generally Support Management Recommendations	So long as in best economic interests of clients

Social & Political Issues	Labor & human rights (global codes of conduct; workplace standards)	Generally Support Management Recommendations	Generally best not to impose these issues from the outside
	Other Issues (e.g. Environmental issues; Diversity & Equality; Health & Safety; Government/Military)	Support Management Recommendation	Generally best not to impose these issues from the outside

Miscellaneous Items	Selection of Independent Auditors	Support Management recommendation	Management in best position to know if best for company
	Other Issues (e.g. Limitation of non-audit services provided by independent auditors; Audit Firm Rotation; Bundled Proposals, etc.)	Generally Support Management Recommendations	So long as in best economic interests of clients

No action is required by shareholders of the Funds. These changes will have no effect on the Funds’ investment objectives or strategies.

You should read this Supplement in conjunction with the Funds’ Prospectus and SAI each dated January 16, 2025. This Supplement provides information that you should know about the Funds before investing and has been filed with the Securities and Exchange Commission. This Supplement is available upon request and without charge by calling the Funds toll-free at 1-877-524-9155.

Please retain this Supplement for future reference.